Segment information - Summary of Revenue by Geographic Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 13,247	€ 11,727	€ 9,668
United States
Disclosure of operating segments [line items]
Revenue	5,225	4,712	3,692
United Kingdom
Disclosure of operating segments [line items]
Revenue	1,230	1,113	994
Luxembourg
Disclosure of operating segments [line items]
Revenue	9	7	6
Other countries
Disclosure of operating segments [line items]
Revenue	€ 6,783	€ 5,895	€ 4,976